FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGMENT (Tables)	12 Months Ended
Dec. 31, 2018
Derivative [Line Items]
Schedule of Fair Value of Risk Management Assets and Liabilities

	December 31, 2018
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Financial assets
Fair value through net income(a)
Risk management assets - current	$99.0	$—	$68.3	$30.7	$99.0
Risk management assets - non-current	49.0	—	18.0	31.0	49.0
Equity securities(b)	8.4	8.4	—	—	8.4
Fair value through regulatory assets/liabilities (a)
Risk management assets - current	15.1	—	2.7	12.4	15.1
Risk management assets - non-current	8.7	—	—	8.7	8.7
Amortized cost
Loans and receivables (b)	45.0	—	45.2	—	45.2
	$225.2	$8.4	$134.2	$82.8	$225.4
Financial liabilities
Fair value through net income(a)
Risk management liabilities - current	$72.0	$—	$41.3	$30.7	$72.0
Risk management liabilities - non-current	103.4	—	15.3	88.1	103.4
Fair value through regulatory assets/liabilities (a)
Risk management liabilities - current	17.3	—	2.9	14.4	17.3
Risk management liabilities - non-current	109.6	—	0.1	109.5	109.6
Amortized cost
Current portion of long-term debt	890.2	—	884.4	—	884.4
Long-term debt	8,066.9	—	6,027.6	2,012.7	8,040.3
Other current liabilities (c)	11.2	—	11.2	—	11.2
Other long-term liabilities (c)	2.0	—	2.0	—	2.0
	$9,272.6	$—	$6,984.8	$2,255.4	$9,240.2
(a)

To manage price risk associated with acquiring natural gas supply for Maryland, Virginia, and District of Columbia utility customers, Washington Gas, a subsidiary of the Corporation, enters into physical and financial derivative transactions. Any gains and losses associated with these derivatives are recorded as regulatory liabilities or assets, respectively, to reflect the rate treatment for these economic hedging activities. Additionally, as part of its asset optimization program, Washington Gas enters into derivatives with the primary objective of securing operating margins that Washington Gas will ultimately realize. Regulatory sharing mechanisms provide for the annual realized profit from these transactions to be shared between Washington Gas' shareholder and customers; therefore, changes in fair value are recorded through earnings, or as regulatory assets or liabilities to the extent that it is probable that realized gains and losses associated with these derivative transactions will be included in the rates charged to customers when they are realized.

(b)	Included under the line item "long-term investments and other assets" on the Consolidated Balance Sheets.
(c)	Excludes non-financial liabilities.

	December 31, 2017
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Financial assets
Fair value through net income
Risk management assets - current	$38.6	$—	$38.6	$—	$38.6
Risk management assets - non-current	15.9	—	15.9	—	15.9
Equity securities(a)	95.0	95.0	—	—	95.0
Amortized cost
Loans and receivables (a)	75.0	—	85.6	—	85.6
	$224.5	$95.0	$140.1	$—	$235.1
Financial liabilities
Fair value through net income
Risk management liabilities - current	$57.6	$—	$57.6	$—	$57.6
Risk management liabilities - non-current	13.8	—	13.8	—	13.8
Amortized cost
Current portion of long-term debt	188.9	—	189.6	—	189.6
Long-term debt	3,436.5	—	3,568.3	—	3,568.3
Other current liabilities (b)	22.4	—	22.4	—	22.4
Other long-term liabilities (b)	146.0	—	147.7	—	147.7
	$3,865.2	$—	$3,999.4	$—	$3,999.4
(a)	Included under the line item "long-term investments and other assets" on the Consolidated Balance Sheets.
(b)	Excludes non-financial liabilities.

Quantitative Information About The Significant Unobservable Inputs Used In The Fair Value Measurement Of Level 3

	Net Fair Value	Valuation Technique	Unobservable Inputs	Range
Natural gas	$(144.1)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($1.40) - $7.28
Natural gas	$(4.4)	Option Model	Natural Gas Basis Price (per dekatherm)	($1.37) - $5.07
			Annualized Volatility of Spot Market Natural Gas	37.46% - 900.98%
Electricity	$(14.7)	Discounted Cash Flow	Electricity Congestion Price (per megawatt hour)	($8.28) - $84.44

Changes In Net Fair Value Of Derivative Assets And Liabilities Classified As Level 3

For the year ended December 31	2018			2017
	Natural Gas	Electricity	Total	Natural Gas	Electricity	Total
Balance, beginning of year	$—	$—	$—	$—	$—	$—
Acquired (note 3)	(136.1)	(10.6)	(146.7)	—	—	—
Realized and unrealized losses:				—	—	—
Recorded in income	(8.3)	(6.5)	(14.8)
Recorded in regulatory assets	(5.9)	—	(5.9)	—	—	—
Transfers out of Level 3	7.3	—	7.3	—	—	—
Purchases	—	6.4	6.4	—	—	—
Settlements	0.3	(3.4)	(3.1)	—	—	—
Foreign exchange translation	(5.8)	(0.6)	(6.4)
Balance, end of year	$(148.5)	$(14.7)	$(163.2)	$—	$—	$—

Realized And Unrealized Losses Recorded To Income For Level 3 Measurements

For the year ended December 31	2018	2017
Recorded to revenue
Commodity contracts	$(11.1)	$—
Recorded to cost of sales
Commodity contracts	(3.7)	—
	$(14.8)	$—

Summary of Unrealized Gains (Losses) on Risk Management Contracts

For the year ended December 31	2018	2017
Natural gas	$(2.2)	$2.2
Storage optimization	—	2.7
NGL frac spread	40.0	(11.7)
Power	9.3	(20.8)
Foreign exchange	33.7	(34.9)
	$80.8	$(62.5)

Schedule of Offsetting Assets and Liabilities

	December 31, 2018
Risk management assets (a)	Gross amounts of recognized assets/liabilities	Gross amounts offset in balance sheet	Netting of collateral	Net amounts presented in balance sheet
Natural gas	$200.8	$(82.0)	$—	$118.8
NGL frac spread	18.7	(0.7)	—	18.0
Power	42.8	(7.8)	—	35.0
	$262.3	$(90.5)	$—	$171.8

Risk management liabilities (b)
Natural gas	$340.4	$(82.0)	$(3.3)	$255.1
NGL frac spread	2.7	(0.7)	—	2.0
Power	50.6	(7.8)	1.2	44.0
Foreign exchange	1.2	—	—	1.2
	$394.9	$(90.5)	$(2.1)	$302.3
(a)	Net amount of risk management assets on the Balance Sheet is comprised of risk management assets (current) balance of $114.1 million and risk management assets (non-current) balance of $57.7 million.
(b)

Net amount of risk management liabilities on the Balance Sheet is comprised of risk management liabilities (current) balance of $89.3 million and risk management liabilities (non-current) balance of $213.0 million.

	December 31, 2017
Risk management assets (a)	Gross amounts of recognized assets/liabilities	Gross amounts offset in balance sheet	Netting of collateral	Net amounts presented in balance sheet
Natural gas	$41.0	$(6.2)	$—	$34.8
NGL frac spread	1.3	(0.3)	—	1.0
Power	17.7	(0.7)	—	17.0
Foreign exchange	1.7	—	—	1.7
	$61.7	$(7.2)	$—	$54.5

Risk management liabilities (b)
Natural gas	$35.1	$(6.2)	$—	$28.9
NGL frac spread	25.3	(0.3)	—	25.0
Power	14.0	(0.7)	4.2	17.5
	$74.4	$(7.2)	$4.2	$71.4
(a)	Net amount of risk management assets on the Balance Sheet is comprised of risk management assets (current) balance of $38.6 million and risk management assets (non-current) balance of $15.9 million.
(b)

Net amount of risk management liabilities on the Balance Sheet is comprised of risk management liabilities (current) balance of $57.6 million and risk management liabilities (non-current) balance of $13.8 million.

Cash Collateral

The following table presents collateral not offset against risk management assets and liabilities:

	December 31, 2018	December 31, 2017
Collateral posted with counterparties	$27.6	$—
Cash collateral held representing an obligation	$0.8	$—

Any collateral posted that is not offset against risk management assets and liabilities is included in line item “prepaid expenses and other current assets” in the Consolidated Balance Sheets. Collateral received and not offset against risk management assets and liabilities is included in line item “customer deposits” in the Consolidated Balance Sheets.

Certain derivative instruments contain contract provisions that require collateral to be posted if the credit rating of AltaGas or certain of its subsidiaries falls below certain levels. At December 31, 2018 and 2017, AltaGas had not posted any collateral related to its derivative liabilities that contained credit-related contingent features. The following table shows the aggregate fair value of all derivative instruments with credit-related contingent features that are in a liability position, as well as the maximum amount of collateral that would be required if the most intrusive credit-risk-related contingent features underlying these agreements were triggered:

	December 31, 2018	December 31, 2017
Risk management liabilities with credit-risk-contingent features	$14.7	$—
Maximum potential collateral requirements	$7.5	$—

Summary of Potential Impact on Pre-Tax Income Due to Change in Fair Value of Price Risk Derivatives

Factor	Increase or decrease to forward prices	Increase or decrease to income before tax ($ millions)
Alberta power price	$1/MWh	0.3
PJM power price	$1/MWh	1.2
AECO natural gas price	$0.50/GJ	5.9
NYMEX natural gas price	$0.50/GJ	31.5
NGL frac spread:
Propane	$1/Bbl	1.7
Butane	$1/Bbl	0.1
Western Texas Intermediate (WTI) crude oil	$1/Bbl	0.3
Natural gas	$0.50/GJ	4.7

Schedule of Accounts Receivable Past Due or Impaired

As at December 31, 2018	Total	AR accruals	Receivables impaired	Less than 30 days	31 to 60 days	61 to 90 days	Over 90 days
Trade receivable	$1,574.6	$447.5	$54.7	$961.5	$74.1	$12.8	$24.0
Other	27.6	—	—	27.5	—	—	0.1
Allowance for credit losses	(54.7)	—	(54.7)	—	—	—	—
	$1,547.5	$447.5	$—	$989.0	$74.1	$12.8	$24.1

As at December 31, 2017	Total	AR accruals	Receivables impaired	Less than 30 days	31 to 60 days	61 to 90 days	Over 90 days
Trade receivable	$383.0	$184.6	$2.4	$187.0	$7.9	$1.4	$(0.3)
Other	2.3	—	—	2.3	—	—	—
Allowance for credit losses	(2.4)	—	(2.4)	—	—	—	—
	$382.9	$184.6	$—	$189.3	$7.9	$1.4	$(0.3)

Allowance for credit losses	December 31, 2018	December 31, 2017
Balance, beginning of year	$2.4	$2.5
Foreign exchange translation	0.1	(0.1)
New allowance (a)	53.1	0.4
Change in allowance	(0.9)	—
Allowance applied to uncollectible customer accounts	—	(0.4)
Balance, end of year	$54.7	$2.4

Schedule of Contractual Maturities for Financial Liabilities

	Contractual maturities by period
As at December 31, 2018	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$1,488.2	$1,488.2	$—	$—	$—
Dividends payable	22.0	22.0	—	—	—
Short-term debt	1,209.9	1,209.9	—	—	—
Other current liabilities (a)	11.2	11.2	—	—	—
Other long-term liabilities (a)	2.0	—	2.0	—	—
Risk management contract liabilities	302.3	89.3	113.3	33.3	66.4
Current portion of long-term debt (b)	888.5	888.5	—	—	—
Long-term debt (b)	8,014.8	—	3,063.4	1,592.6	3,358.8
	$11,938.9	$3,709.1	$3,178.7	$1,625.9	$3,425.2
(a)	Excludes non-financial liabilities
(b)	Excludes deferred financing costs and discounts

	Contractual maturities by period
As at December 31, 2017	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$415.3	$415.3	$—	$—	$—
Dividends payable	32.0	32.0	—	—	—
Short-term debt	46.8	46.8	—	—	—
Other current liabilities (a)	22.4	22.4	—	—	—
Other long-term liabilities (a)	146.0	—	25.7	20.8	99.5
Risk management contract liabilities	71.4	57.6	11.1	2.7	—
Current portion of long-term debt (b)	188.9	188.9	—	—	—
Long-term debt (b)	3,450.9	—	1,009.1	363.8	2,078.0
	$4,373.7	$763.0	$1,045.9	$387.3	$2,177.5
(a)	Excludes non-financial liabilities
(b)	Excludes deferred financing costs and discounts

Natural Gas [Member]
Derivative [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions

December 31, 2018	Fixed price (per GJ)	Period (months)	Notional volume (GJ)	Fair Value ($ millions)
Sales	1.07 to 12.19	1-178	858,640,810	19.0
Purchases	0.69 to 16.26	1-179	1,638,207,391	(179.5)
Swaps	2.56 to 15.37	1-231	621,578,572	20.9

December 31, 2017	Fixed price (per GJ)	Period (months)	Notional volume (GJ)	Fair Value ($ millions)
Sales	0.42 to 6.89	1-60	94,804,039	14.8
Purchases	0.52 to 6.40	1-48	61,980,315	(16.8)
Swaps	2.86 to 9.38	1-10	6,039,642	7.9

NGL Frac Spread [Member] [Member]
Derivative [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions

December 31, 2018	Fixed price	Period (months)	Notional volume	Fair Value ($ millions)
Propane swaps	$38.89 to $47.63/bbl	1-12	1,725,114 Bbl	12.6
Butane swaps	$52.95 to $55.26/bbl	1-12	74,371 Bbl	1.2
Crude oil swaps	$79.64 to $86.28/bbl	1-12	329,230 Bbl	6.0
Natural gas swaps	$1.38 to $1.68/GJ	1-12	9,490,365 GJ	(3.8)

December 31, 2017	Fixed price	Period (months)	Notional volume	Fair Value ($ millions)
Propane swaps	$28.77 to $49.21 /Bbl	1-12	1,992,927 Bbl	(10.9)
Butane swaps	$47.83 to $54.67 /Bbl	1-12	130,088 Bbl	(0.3)
Crude oil swaps	$61.05 to $75.64 /Bbl	1-12	518,665 Bbl	(4.4)
Natural gas swaps	$0.42 to $2.27 /GJ	1-12	11,428,515 GJ	(8.4)

Power [Member]
Derivative [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions

December 31, 2018	Fixed price (per MWh)	Period (months)	Notional volume (MWh)	Fair Value ($ millions)
Power sales	26.90 to 95.03	1-60	11,881,575	(1.9)
Power purchases	25.50 to 50.25	1-42	8,507,874	16.4
Swap purchases	(6.07) to 76.18	1-48	20,957,180	(22.3)

December 31, 2017	Fixed price (per MWh)	Period (months)	Notional volume (MWh)	Fair Value ($ millions)
Power sales	38.20 to 95.03	1-60	2,169,321	(2.5)
Power purchases	58.50	1-12	17,520	(4.5)
Swap purchases	37.50 to 63.50	1-48	1,563,160	6.5